Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			24 Months Ended	27 Months Ended								0 Months Ended	1 Months Ended					12 Months Ended				0 Months Ended		0 Months Ended
	Feb. 28, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2013	Mar. 31, 2014 Convertible Preferred Stock Series A One [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A One [Member]	Mar. 31, 2014 Convertible Preferred Stock Series A Two [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A Two [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	May 10, 2013 Subsequent Event [Member]	Jun. 09, 2014 Subsequent Event [Member]	Jun. 06, 2014 Subsequent Event [Member]	Feb. 05, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	May 16, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Aug. 31, 2013 Subsequent Event [Member]	Feb. 04, 2013 Subsequent Event [Member]	May 10, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A One [Member]	May 17, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A Two [Member]	Feb. 10, 2014 Subsequent Event [Member] Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stockholders Equity Reverse Stock Split Shares Exchangeable For Each Share																		$ 1.4139
Stockholders Equity, Reverse Stock Split																		2:1 reverse split
Percentage of Restricted Securities Previously Issued																	78.00%
Description on Sale of Restricted Securities																	Each such stockholder agreed (a) to sell no Restricted Securities until July 1, 2014 unless the Successor Companys common stock price is above $6.00 per share; (b) from July 1 to August 30, to only sell a maximum of approximately 6% per month of that shareholder's beneficially held Restricted Securities if the Successor Companys stock price is above $4.00 per share; (c) from September 1 through November 30, to only sell a maximum of approximately 6% per month of that shareholder's beneficially held Restricted Securities; and (d) remain able to sell any number of Restricted Securities if the Successor Companys stock price is above $6.00 per share.
Common Stock, Shares, Issued		12,901,103	5,000,000	11,505,039			11,505,039	12,901,103											1,696,064				1,180,879	1,180,879
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001											$ 4.30				$ 3.21	$ 3.21			$ 0.0001
Proceeds from Issuance of Common Stock		$ 6,487,850	$ 0	$ 3,612,100	$ 0		$ 3,612,100	$ 10,099,950											$ 7,293,000
Proceeds from (Repayments of) Related Party Debt																				100,000
Debt Instrument, Periodic Payment, Principal																												3,000,000
Debt Instrument, Maturity Date				May 10, 2018																								Aug. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage														2.00%														2.00%
Security Deposit		18,993		5,478	5,478	5,478	5,478	18,993	3,371													3,371
Payments for Leasing Costs																						6,549
Temporary Equity, Redemption Value		50,000,000		50,000,000			50,000,000	50,000,000																	5,000,000	0.0001
Temporary Equity, Liquidation Preference Per Share										$ 0.0100	$ 0.0100	$ 1.6996	$ 1.6996												$ 0.0001	$ 0.01	$ 1.6996
Debt Conversion, Converted Instrument, Shares Issued	5,000,000	5,000,000		5,000,000																						5,000,000
Debt Instrument, Convertible, Conversion Price	$ 0.0001	$ 7.50						$ 7.50																		$ 0.01	$ 1.6996
Proceeds from Issuance of Secured Debt																5,000,000
Debt Instrument, Interest Rate, Basis for Effective Rate						on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter.
Debt Instrument, Redemption Price, Percentage		125.00%		125.00%												125.00%
Business Acquisition, Transaction Costs																					4,000,000
Acquisition Costs, Period Cost																					$ 189,254
Temporary Equity, Shares Issued										5,000,000	5,000,000	1,176,748	1,176,748														1,176,748
Common Stock, Capital Shares Reserved for Future Issuance		9,568,415		8,001,748			8,001,748	9,568,415							300,000